Other gains, net (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Disclosure of detailed information about other gains losses net explanatory

	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Non-operating income	319	138	7,617
Non-operating expenses	—	—	(300)

Total	319	138	7,317